RECLAMATION AND REMEDIATION PROVISION - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other provisions [line items]
Change in estimates	$ 13,389	$ (888)
GMC and Topia operations [Member]
Disclosure of other provisions [line items]
Percentage change in the discount rate	1.00%
Increase (decrease) through change in discount rate, reclamation and remediation provision	$ 1,131
Coricancha Mining Complex [Member]
Disclosure of other provisions [line items]
Percentage change in the discount rate	1.00%
Increase (decrease) through change in discount rate, reclamation and remediation provision	$ 1,479
Tucano [Member]
Disclosure of other provisions [line items]
Percentage change in the discount rate	1.00%
Increase (decrease) through change in discount rate, reclamation and remediation provision	$ 846
Guanajuato Mine Complex [Member]
Disclosure of other provisions [line items]
Change in estimates	6,829	214
Topia Mine [Member]
Disclosure of other provisions [line items]
Change in estimates	$ 2,923	$ 0